Details of Intangible Assets Included in Other Long-Term Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 3 months 18 days
Cost	$ 1,095	$ 1,025
Accumulated Amortization	402	294
Net	693	731
Customer contracts/relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years 7 months 6 days
Cost	792	733
Accumulated Amortization	310	237
Net	482	496
Trade names and technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	13 years 1 month 6 days
Cost	200	190
Accumulated Amortization	40	21
Net	160	169
Provider contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years
Cost	51	51
Accumulated Amortization	23	19
Net	28	32
Noncompetes And Other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	6 years 6 months
Cost	52	51
Accumulated Amortization	29	17
Net	$ 23	$ 34